Crypto assets loan receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Derivative contracts
Gross balance	$ 42,057	$ 70,029	$ 7,816
Fair Value Changes	84	(95)	52
Net carrying amount	$ 42,141	$ 69,934	$ 7,868
Minimum
Derivative contracts
Crypto loan unsecured receivables interest bearing	0.05%
Maximum
Derivative contracts
Crypto loan unsecured receivables interest bearing	9.00%